Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$137,050,084.21	0.4066768	$95,836,086.39	0.2843801	$41,213,997.82
Class A-2 Notes	$499,000,000.00	1.0000000	$499,000,000.00	1.0000000	$-
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,311,280,084.21	0.8676906	$1,270,066,086.39	0.8404188	$41,213,997.82

Weighted Avg. Coupon (WAC)	3.94%		3.94%
Weighted Avg. Remaining Maturity (WARM)	52.49		51.59
Pool Receivables Balance	$1,386,033,939.80		$1,342,143,527.02
Remaining Number of Receivables	79,753		78,705

Adjusted Pool Balance	$1,365,916,754.39		$1,322,985,506.66

III. COLLECTIONS

Principal:
Principal Collections	$42,512,787.51
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$637,023.49
Total Principal Collections	$43,149,811.00

Interest:
Interest Collections	$4,481,391.25
Late Fees & Other Charges	$64,770.08
Interest on Repurchase Principal	$-
Total Interest Collections	$4,546,161.33

Collection Account Interest	$983.86
Reserve Account Interest	$180.99
Servicer Advances	$-

Total Collections	$47,697,137.18

1 of 3

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$47,697,137.18
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$55,478,936.38

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,155,028.28		$1,155,028.28	$1,155,028.28
Collection Account Interest					$983.86
Late Fees & Other Charges					$64,770.08
Total due to Servicer					$1,220,782.22

2. Class A Noteholders Interest:
Class A-1 Notes		$24,516.74		$24,516.74
Class A-2 Notes		$166,333.33		$166,333.33
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$481,948.74		$481,948.74	$481,948.74

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$45,916,482.38

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$41,213,997.82

		Distributable Amount		Paid Amount
Class A-1 Notes				$41,213,997.82
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,213,997.82		$41,213,997.82
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$41,213,997.82

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,702,484.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,117,185.41
Beginning Period Amount	$20,117,185.41
Current Period Amortization	$959,165.05
Ending Period Required Amount	$19,158,020.36
Ending Period Amount	$19,158,020.36
Next Distribution Date Amount	$18,223,665.21

2 of 3

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$54,636,670.18	$52,919,420.27	$52,919,420.27
Overcollateralization as a % of Original Adjusted Pool	3.51%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.35%	78,197	99.22%	$1,331,725,025.28
30 - 60 Days	0.50%	395	0.60%	$8,068,194.61
61 - 90 Days	0.11%	84	0.13%	$1,710,835.87
91 + Days	0.04%	29	0.05%	$639,471.26
		78,705		$1,342,143,527.02
Total
Delinquent Receivables 61 + days past due	0.14%	113	0.18%	$2,350,307.13
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.18%	140	0.21%	$2,977,136.48
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	127	0.18%	$2,594,557.22
Three-Month Average Delinquency Ratio	0.16%		0.19%

Repossession in Current Period		44		$924,307.74
Repossession Inventory		94		$973,023.57

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,377,625.27
Recoveries				$(637,023.49)
Net Charge-offs for Current Period				$740,601.78

Beginning Pool Balance for Current Period				$1,386,033,939.80

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				0.73%
Net Loss Ratio for 2nd Preceding Collection Period				0.34%
Three-Month Average Net Loss Ratio for Current Period				0.57%

Cumulative Net Losses for All Periods				$2,233,495.06
Cumulative Net Losses as a % of Initial Pool Balance				0.14%

Principal Balance of Extensions				$3,944,005.68
Number of Extensions				185

3 of 3